RELATED PARTY TRANSACTIONS - Advisory Agreement (Details) - Ares Management Capital Markets LLC - Related Party	Apr. 20, 2023 USD ($)
Related Party Transaction [Line Items]
Payment for IPO advisory fee	$ 2,000,000
Advisory fee deferred IPO	$ 3,500,000